Organization and Reorganization - Summary of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 82,709		¥ 205,604	¥ 206,509	$ 11,880	$ 29,533	¥ 18,403
Accounts receivable, net	2,979		6,485		428
Prepayments and other current assets	18,774		5,924		2,697
Total current assets	104,462		218,013		15,005
Non-current assets:
Property, equipment and leasehold improvement, net	32,387		17,195		4,652
Intangible assets, net	1,701		1,451		244
Other non-current assets	2,133				306
Total non-current assets	36,221		18,646		5,202
TOTAL ASSETS	140,683		236,659		20,207
Current liabilities:
Accounts payable	72,299		76,715		10,385
Salary and welfare payable	68,935		39,521		9,902
Accrued expenses and other current liabilities	33,729		24,026		4,845
Total current liabilities	192,124		155,814		27,596
TOTAL LIABILITIES	192,124		155,814		27,596
Net revenues	1,180,597	$ 169,582	798,561	453,529
Net loss	(132,957)	(19,097)	(9,342)	(153,665)
Net cash (used in)/generated from operating activities	(95,753)	(13,754)	13,962	(31,334)
Net cash used in investing activities	(29,370)	$ (4,219)	(17,375)	(13,195)
Net cash generated from financing activities				237,787
Variable Interest Entity Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	42,056		105,381
Accounts receivable, net	2,979		6,485
Prepayments and other current assets	10,825		5,689
Total current assets	55,860		117,555
Non-current assets:
Property, equipment and leasehold improvement, net	32,106		17,122
Intangible assets, net	1,701		1,451
Other non-current assets	2,133
Total non-current assets	35,940		18,573
TOTAL ASSETS	91,800		136,128
Current liabilities:
Accounts payable	72,164		76,715
Deferred revenue	14,381		10,668
Salary and welfare payable	66,810		38,303
Other tax payable	2,592		4,866
Accrued expenses and other current liabilities	32,108		23,895
Amount due to the subsidiaries of the Group	186,979		206,069
Total current liabilities	375,034		360,516
TOTAL LIABILITIES	375,034		360,516
Net revenues	1,179,468		798,561	453,529
Net loss	(116,891)		(456)	(140,182)
Net cash (used in)/generated from operating activities	(73,015)		21,262	(20,768)
Net cash used in investing activities	(29,164)		(17,375)	(13,195)
Net cash generated from financing activities	38,854		70,802	46,434
Net increase/(decrease) in cash and cash equivalents	¥ (63,325)		¥ 74,689	¥ 12,471